Loans	12 Months Ended
Dec. 31, 2020
Loans
Loans

10.Loans

The following table presents the loan portfolio according to its classification and subsequent measurement:

	December 31,	December 31,
	2020	2019
Loans at amortized cost	4,911,397	5,892,997
Interest receivable	27,350	41,757
Loss allowances	(41,165)	(99,307)
Unearned interest and deferred fees	(5,884)	(12,114)
Loans at amortized cost, net	4,891,698	5,823,333
Loans at fair value through profit or loss (1)	4,949	—
Loans, net	4,896,647	5,823,333

(1)

The Bank realized the sale of debt instruments measured at fair value through profit or loss for $5.8 million.  As a result, the Bank recognized a loan and classified it at fair value through profit or loss with a carrying amount of $4.9 million as of December 31, 2020.

The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,	December 31,
	2020	2019
Fixed interest rates	2,544,544	2,757,333
Floating interest rates	2,371,802	3,135,664
Total	4,916,346	5,892,997

As of December 31, 2020, and 2019, 41% and 74% of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days.

The range of interest rates on loans fluctuates from 0.43% to 9.70% (December 31, 2019 1.20% to 13.93%).

The following table details information relating to loans granted to class A and B shareholders:

	December 31,	December 31,
	2020	2019
Class A and B shareholder loans	522,316	664,447
% Loans to class A and B shareholders over total loan portfolio	11%	11%
% Class A and B stockholders with loans over number of class A and B stockholders	12%	11%

Modified financial assets

The following table refers to modified financial assets during the year, where modification does not result in de-recognition:

December 31, 2020

Gross carrying amount before modification	8,829
Allowance loss before modification (1)	(1,796)
Net amortized cost before modification	7,033

Gross carrying amount after modification	8,829
Allowance loss after modification (2)	(1,802)
Net amortized cost after modification	7,027

(1) Expected credit loss for 12 months.

(2) Expected credit loss within the life of the financial asset.

Recognition and derecognition of financial assets

During the year ended December 31, 2020, a  Stage 3 impaired loan was sold for $11.6 million and a Stage 2 loan with a significant increase in credit risk was sold for $13.2 million, both classified at amortized cost.  This resulted in a write-off against reserves of $56.1 million. These sales were made based on compliance with the Bank's strategy to optimize credit risk of its loan portfolio.

During the years ended December 31, 2019 and 2018, the Bank sold loans measured at amortized cost. These sales were made based on compliance with the Bank's strategy to optimize credit risk of its loan portfolio.

The carrying amounts and gains arising from the derecognition of these financial instruments are presented in the following table. These gains are presented within the line “Loss on financial instruments, net” in the consolidated statement of profit or loss.

	Assignments and	Gains
	participations	(losses)
Carrying amount as of December 31, 2019	15,000	21
Carrying amount as of December 31, 2018	61,667	(625)